Schedule of Investments

ARK Space Exploration & Innovation ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.0%

Aerospace & Defense - 39.4%
AeroVironment, Inc.*	87,634	$18,837,805
Airbus SE (France)	17,943	2,735,569
Archer Aviation, Inc., Class A*	1,942,056	6,117,476
Elbit Systems Ltd. (Israel)	16,770	3,825,237
HEICO Corp.	14,729	3,607,869
Kratos Defense & Security Solutions, Inc.*	918,712	20,873,137
L3Harris Technologies, Inc.	44,345	10,974,057
Lockheed Martin Corp.	5,581	3,047,505
Rocket Lab USA, Inc.*	1,448,723	15,501,336
Thales SA (France)	30,584	4,928,611
Total Aerospace & Defense		90,448,602

Air Freight & Logistics - 2.1%
JD Logistics, Inc. (China)*(a)	2,338,525	4,752,794

Broadline Retail - 3.7%
Amazon.com, Inc.*	46,047	8,583,161

Diversified Telecommunication - 9.4%
Iridium Communications, Inc.	735,364	21,568,226

Electronic Equipment, Instruments & Components - 7.9%
Teledyne Technologies, Inc.*	7,262	3,306,534
Trimble, Inc.*	243,348	14,722,554
Total Electronic Equipment, Instruments & Components		18,029,088

Household Durables - 2.9%
Garmin Ltd.	33,706	6,685,585

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	15,752	3,239,871

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C	30,585	5,281,724

Machinery - 7.5%
3D Systems Corp.*	582,963	1,748,889
Deere & Co.	15,183	6,144,408
Komatsu Ltd. (Japan)	340,788	8,996,319
Markforged Holding Corp.*	62,323	274,221
Total Machinery		17,163,837

Passenger Airlines - 5.5%
Blade Air Mobility, Inc.*	2,236,690	8,040,900
Joby Aviation, Inc.*	953,471	4,576,661
Total Passenger Airlines		12,617,561

Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc.*	19,883	2,864,544
Teradyne, Inc.	129,034	13,704,701
Total Semiconductors & Semiconductor Equipment		16,569,245

Software - 8.7%
ANSYS, Inc.*	7,473	2,394,424
Dassault Systemes SE (France)	149,473	5,115,052
Palantir Technologies, Inc., Class A*	161,459	6,710,236
Synopsys, Inc.*	5,562	2,856,699
UiPath, Inc., Class A*	238,615	2,949,281
Total Software		20,025,692
Total Common Stocks
(Cost $240,530,721)		224,965,386
Investments	Shares	Value
EXCHANGE - TRADED FUND–1.9%

Equity Fund - 1.9%
The 3D Printing ETF*†
(Cost $8,248,607)	212,058	$4,224,217
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (b)
(Cost $227,652)	227,652	227,652
Total Investments–100.0%
(Cost $249,006,980)		229,417,255
Other Assets in Excess of Liabilities–0.0%(c)		61,362
Net Assets–100.0%		$229,478,617

†	Affiliated security
*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of October 31, 2024.
(c)	Less than 0.05%

Schedule of Investments (Continued)

ARK Space Exploration & Innovation ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Exchange - Traded Fund — 1.8%
Equity Fund — 1.8%
The 3D Printing ETF
6,297,105	–	(1,838,034)	(1,872,212)	1,637,358	–	–	212,058	4,224,217
$6,297,105	$–	$(1,838,034)	$(1,872,212)	$1,637,358	$–	$–	212,058	$4,224,217

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$224,965,386	$–	$–	$224,965,386
Exchange - Traded Fund	4,224,217	–	–	4,224,217
Money Market Fund	227,652	–	–	227,652
Total	$229,417,255	$–	$–	$229,417,255

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.